Related Party Transactions (Details Narrative)	12 Months Ended
	Aug. 31, 2016 USD ($) shares	Aug. 31, 2015 USD ($)
Proceed from private placement	$ 775,000
No. of units purchased	250
Increase (decrease) in related party payable	$ 25,720
Issuance of common stock | shares	468,750
Issuance of Series Q Warrants | shares	468,750
Issuance of Series R Warrants | shares	468,750
Sierchio & Partners [Member]
Legal services	$ 291,951	$ 235,459
Owed amount included in accounts payable	53,467
June 2016 Private Placement [Member]
Proceed from private placement	$ 1,500,000
No. of units purchased	468,750